UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-5831
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-5831
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2010
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA TRUST - YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2010



<CAPTIONS>


                                                               MARKET VALUE
                                                             --------------
COMMON STOCK - 44.6%

Airlines - 2.4%
     *15,000   AMR Corp.                                             94,050
      10,000   Southwest Airlines Co.                               130,700
                                                             --------------
                                                                    224,750
Apparel - 0.9%
       2,000   Coach, Inc.                                           85,920

Auto Manufacturers - 1.3%
     *10,000   Ford Motor Co.                                       122,400

Banks - 0.8%
       6,000   Bank of America Corp.                                 78,660

Beverages - 2.0%
       2,200   The Coca-Cola Co.                                    128,744
      *2,000   Green Mountain Coffee Roasters, Inc.                  62,380
                                                             --------------
                                                                    191,124
Commercial Services - 0.9%
      *2,000   VistaPrint NV                                         77,300

Computers - 1.5%
        *500   Apple, Inc.                                          141,875

Cosmetics/Personal Care - 1.1%
       1,700   Proctor & Gamble Co.                                 101,949

Diversified Financial Services - 1.6%
       4,000   JPMorgan Chase & Co.                                 152,280

Home Builders - 1.3%
       8,000   Lennar Corp. - CL A                                  123,040

Internet - 5.5%
        *500   Amazon.com, Inc.                                      78,530
      *4,500   eBay, Inc.                                           109,800
        *350   Google, Inc. - CL A                                  184,026
        *400   Priceline.com, Inc.                                  139,336
                                                             --------------
                                                                    511,692
Leisure Time - 1.4%
      *4,000   Royal Caribbean Cruises Ltd.                         126,120

Machinery-Construction & Mining - 0.9%
       1,100   Caterpillar, Inc.                                     86,548

Media - 3.9%
     *80,000   Sirius Satellite Radio, Inc.                          96,000
       8,000   The Walt Disney Co.                                  264,880
                                                             --------------
                                                                    360,880
Retail - 14.9%
       2,800   Best Buy Co., Inc.                                   114,324
        *800   Chipotle Mexican Grill, Inc. - CL A                  137,600
       2,000   Darden Restaurants, Inc.                              85,560
      *4,000   GameStop  Corp. - CL A                                78,840
       4,000   Home Depot, Inc.                                     127,240
      *1,000   Kohl's Corp.                                          52,680
       4,000   McDonald's Corp.                                     298,040
      *1,300   Panera Bread Co. - CL A                              115,193
       2,500   Starbucks Corp.                                       63,950
       1,000   Target Corp.                                          53,440
      *3,000   Ulta Salon, Cosmetics & Fragrance, Inc.               87,600
       2,000   Wal-Mart Stores, Inc.                                107,040
       1,500   Yum! Brands, Inc.                                     69,090
                                                              --------------
                                                                  1,390,597
Software - 0.7%
      *4,000   Electronic Arts, Inc.                                 65,720

Telecommunications - 1.4%
       4,000   Verizon Communications, Inc.                         130,360

Toys/Games/Hobbies - 0.7%
       1,500   Hasbro, Inc.                                          66,765

Transportation - 1.4%
       2,000   United Parcel Service, Inc. - CL B                   133,380

                                                             --------------

TOTAL COMMON STOCK                                                4,171,360
  (COST $3,915,295)(a)


EXCHANGE TRADED FUNDS - 49.0%
       6,500   iShares S&P 100 Index Fund                           334,750
      10,000   iShares S&P 500 Index Fund                         1,144,900
       5,800   iShares S&P 500 Growth Index Fund                    344,346
      10,000   SPDR Trust Series 1                                1,141,200
       7,700   Vanguard Growth ETF                                  423,308
       6,500   Vanguard Large-Cap ETF                               338,520
       8,500   Vanguard S&P 500 ETF                                 443,530
       8,500   Vanguard Value ETF                                   413,950
                                                             --------------

TOTAL EXCHANGE TRADED FUNDS                                       4,584,504
  (COST $4,566,158)(a)


MUTUAL FUNDS - 6.8%
     177,607   AIM Liquid Assets Portfolio - Institutional Class    177,607
     460,397   Fidelity Money Market Portfolio - Class Select       460,397

                                                             --------------

TOTAL MUTUAL FUNDS                                                  638,004
  (COST $638,004)(a)
                                                             --------------


TOTAL INVESTMENTS - 100.4%                                        9,393,868
   (COST $9,119,457)(a)

OTHER ASSETS LESS LIABILITIES - (0.4%)                              (32,422)
                                                             --------------

TOTAL NET ASSETS - 100%                                           9,361,446
                                                             ==============





(a) Cost for book and tax purposes is $9,119,457; the aggregate gross unrealized appreciation is $417,794 and the aggregate gross unrealized depreciation is $143,383, resulting in net unrealized appreciation of $274,411.

(b) American Depository Receipt (ADR)


*  Non-income producing security.

MONETTA TRUST - MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2010



<CAPTIONS>

                                                               MARKET VALUE
                                                             --------------

COMMON STOCK - 92.4%
Aerospace/Defense - 1.2%
      *2,000   BE Aerospace, Inc.                                    60,620

Airlines - 1.6%
      *3,500   UAL Corp.                                             82,705

Banks - 2.1%
       6,700   TCF Financial Corp.                                  108,473

Biotechnology - 4.0%
      *2,000   Alexion Pharmaceuticals, Inc.                        128,720
      *1,500   Illumina, Inc.                                        73,800
                                                             --------------
                                                                    202,520
Chemicals - 2.4%
       1,300   CF Industries Holdings, Inc.                         124,150

Commercial Services - 1.1%
       1,100   DeVry, Inc.                                           54,131

Computers - 8.3%
      *2,400   Cognizant Technology Solutions Corp. - CL A          154,728
      *2,000   Netezza Corp.                                         53,900
      *2,200   Network Appliance, Inc.                              109,538
      *2,300   Riverbed Technology, Inc.                            104,834
                                                             --------------
                                                                    423,000
Distribution/Wholesale - 2.1%
      *2,000   Fossil, Inc.                                         107,580

Diversified Financial Services - 1.2%
         800   Greenhill & Co., Inc.                                 63,456

Electric - 1.7%
      *7,500   The AES Corp.                                         85,125

Electrical Component & Equipment - 1.5%
       1,600   AMETEK, Inc.                                          76,432

Environmental Control - 2.3%
      *1,700   Stericycle, Inc.                                     118,116

Healthcare-Products - 1.3%
      *1,000   Edwards Lifesciences Corp.                            67,050

Home Builders - 1.7%
       5,500   Lennar Corp. - CL A                                   84,590

Insurance - 1.3%
      *7,000   MGIC Investment Corp.                                 64,610

Internet - 20.4%
      *3,400   Akamai Technologies, Inc.                            170,612
      *1,900   Baidu, Inc. - SP ADR (b)                             194,978
      *2,100   F5 Networks, Inc.                                    218,001
      *1,600   MercadoLibre, Inc.                                   115,488
        *800   Netflix, Inc.                                        129,728
        *450   Priceline.com, Inc.                                  156,753
      *3,200   TIBCO Software, Inc.                                  56,768
                                                              --------------
                                                                  1,042,328
Lodging - 3.1%
      *4,500   Las Vegas Sands Corp.                                156,825

Media - 2.1%
     *90,000   Sirius Satellite Radio, Inc.                         108,000

Miscellaneous Manufacturing - 1.1%
       1,200   Cooper Industires PLC                                 58,716

Oil & Gas - 2.9%
      *1,300   Concho Resources, Inc.                                86,021
      *1,000   Transocean Ltd.                                       64,290
                                                             --------------
                                                                    150,311
Oil & Gas Services - 2.3%
         700   Core Laboratories N.V.                                61,628
      *1,000   Oceaneering Int'l, Inc.                               53,860
                                                             --------------
                                                                    115,488
Pharmaceuticals - 4.2%
       3,000   AmerisourceBergen Corp.                               91,980
       1,000   Mead Johnson Nutrition Co.                            56,910
      *2,671   Valeant Pharmaceuticals Int'l                         66,917
                                                             --------------
                                                                    215,807
Retail - 3.8%
        *500   Chipotle Mexican Grill, Inc. - CL A                   86,000
      *2,200   Dollar Tree Stores, Inc.                             107,272
                                                             --------------
                                                                    193,272
Semiconductors - 2.1%
      *9,000   NVIDIA Corp.                                         105,120

Software - 10.9%
      *7,900   Allscripts Healthcare Solutions, Inc.                145,913
      *1,100   Salesforce.com, Inc.                                 122,980
      *4,800   VeriFone Sytems, Inc.                                149,136
      *1,600   VMWare, Inc.                                         135,904
                                                             --------------
                                                                    553,933
Telecommunications - 4.3%
      *1,800   NII Holdings, Inc.                                    73,980
      *3,600   SBA Communications Corp. - CL A                      145,080
                                                             --------------
                                                                    219,060
Transportation - 1.4%
       1,500   Expeditors Int'l of Washington , Inc.                 69,345
                                                             --------------


TOTAL COMMON STOCK                                                4,710,763
 (COST $3,778,359)(a)



EXCHANGE TRADED FUNDS - 2.0%
       7,000   Financial Select Sector SPDR Fund                    100,450
                                                             --------------

TOTAL EXCHANGE TRADED FUNDS                                         100,450
 (COST $90,307)(a)



MUTUAL FUNDS - 5.8%
      89,394   AIM Liquid Assets Portfolio - Institutional Class     89,394
     205,528   Fidelity Money Market Portfolio - Class Select       205,528
                                                             --------------

TOTAL MUTUAL FUNDS                                                  294,922
 (COST $294,922)(a)
                                                             --------------


TOTAL INVESTEMENTS - 100.2%                                       5,106,135
 (COST $4,163,588)(a)


OTHER ASSETS LESS LIABILITIES - (0.2%)                               (9,143)
                                                              --------------

TOTAL NET ASSETS - 100%                                           $5,096,992
                                                              ==============





(a) Cost for book and tax purposes is $4,164,588; the aggregate gross unrealized appreciation is $949,264 and the aggregate gross unrealized depreciation is $6,717, resulting in net unrealized appreciation of $942,547.

(b) American Depository Receipt (ADR)

*  Non-income producing security.

MONETTA TRUST - ORION/MONETTA INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2010


<CAPTIONS>



CORPORATE BONDS - 95.7%                                                                      VALUE
PRINCIPAL AMOUNT
                                                                                        --------------
Aerospace/Defense - 1.8%
           200,000   General Dynamics Corp. 5.250% 02/01/14                                    225,943

Auto - 0.2%
            25,000   Daimler Finance NA LLC 5.900% 08/15/11                                     25,317

Banks - 8.7%
           650,000   Bank of America Corp. 10.200% 07/15/15                                    805,648
           138,000   Suntrust Bank 6.375%  04/01/11                                            141,719
           111,000   Unionbancal Corp. 5.250%  12/16/13                                        121,398
                                                                                        --------------
                                                                                             1,068,765
Beverages-Non-alcoholic - 0.9%
           100,000   Pepsico, Inc. 3.100% 01/15/15                                             106,668

Chemicals - 4.7%
           100,000   Dow Chemical Co. 9.000% 04/01/21                                          125,649
           100,000   The Dow Chemical Co. 7.200%  06/15/14                                     100,559
           300,000   E.I. Dupont de Nemours 5.750% 03/15/19                                    358,293
                                                                                        --------------
                                                                                               584,501
Computers - 1.0%
           100,000   Dell, Inc. 5.625% 04/15/14                                                113,853

Cosmetics & Toiletries - 0.9%
           100,000   The Procter & Gamble Co. 4.850% 12/15/15                                  115,519

Containers-Paper/Plastic - 1.0%
           150,000   Solo Cup Co. 8.500% 02/15/14                                              129,750

Diversified Financial Services - 4.3%
           100,000   Jeffries Group, Inc. 8.500% 07/15/19                                      116,296
           400,000   Morgan Stanley 4.750% 04/01/14                                            418,082
                                                                                        --------------
                                                                                               534,378
Electric - 3.4%
            80,000   Carolina Power & Light 5.125% 09/15/13                                     88,902
            50,000   Edison Mission Energy 7.750% 06/15/16                                      39,375
           270,000   Southern Co. 4.150% 05/15/14                                              292,754
                                                                                        --------------
                                                                                               421,031
Finance - 21.9%
           250,000   American Express 7.000% 03/19/18                                          301,546
           282,000   Caterpillar Financial Services Corp. 7.150% 02/15/19                      363,899
           130,000   CME Group, Inc. 5.750% 02/15/14                                           147,592
           100,000   Deutsche Bank Financial LLC 5.375% 03/02/15                               110,365
           106,000   E*Trade Financial Corp. 7.375% 09/15/13                                   104,145
           100,000   Ford Motor Credit Co. LLC 7.000% 04/15/15                                 106,962
           500,000   General Electric Capital Corp. 5.650%  06/09/14                           561,694
           100,000   John Deere Capital Corp. 4.000%  03/15/11                                 101,079
           100,000   JPMorgan Chase & Co. 5.250% 05/01/15                                      109,720
           125,000   National Rural Utilities Cooperative Finance Corp. 4.500% 03/15/2012      130,299
           100,000   Nomura Holdings, Inc. 6.700% 03/04/20                                     114,479
           250,000   TD Ameritrade Holding Co. 4.150% 12/01/14                                 265,853
           236,000   The Western Union Co. 5.930% 10/01/16                                     275,955
                                                                                        --------------
                                                                                             2,693,588
Food/Beverages - 2.8%
           100,000   Campbell Soup Co. 4.875% 10/01/13                                         111,834
           200,000   Diageo Finance BV 5.300% 10/28/15                                         230,573
                                                                                        --------------
                                                                                               342,407
Food/Confectionery - 1.7%
           100,000   Hershey Foods Corp. 5.000% 04/01/13                                       109,690
           100,000   WM Wrigley Jr., Co. 4.650% 07/15/15                                       105,528
                                                                                        --------------
                                                                                               215,218
Insurance - 18.9%
           100,000   AFLAC, Inc. 8.500%  05/15/19                                              127,448
           200,000   American Int'l Group 5.600% 10/18/16                                      205,000
           100,000   Lincoln Nat'l Corp. 6.250% 02/15/20                                       112,073
           500,000   Protective Life Corp. 7.375% 10/15/19                                     563,774
           350,000   Protective Life Secured Trusts 5.450% 09/28/12                            375,417
           268,000   Prudential Financial, Inc. 6.100% 06/15/17                                300,671
           500,000   Torchmark Corp. 9.250%  06/15/09                                          640,741
                                                                                        --------------
                                                                                             2,325,124
Investment Management - 0.9%
           100,000   Blackrock, Inc. 3.500% 12/10/14                                           106,216

Medical - 4.2%
           150,000   Merck & Co., Inc. 4.000% 06/30/15                                         166,137
           300,000   Wellpoint, Inc. 5.875% 06/15/17                                           346,235
                                                                                        --------------
                                                                                               512,372
Metals - 0.9%
           100,000   Alcoa Inc. 6.750% 07/15/18                                                107,926

Mortgage/Asset Backed -  0.1%
               166   Bear Stearns Commercial Mortgage Securities, Inc. 6.440% 06/16/30             166

Oil - 0.4%
            50,000   Allis-Chalmers Energy, Inc. 9.000% 01/15/14                                50,750

Pharmaceuticals - 2.6%
           100,000   Eli Lilly & Co. 3.550% 03/06/12                                           103,954
           100,000   Novartis Capital Corp. 4.125% 02/10/14                                    109,284
           100,000   Pfizer, Inc. 4.450% 03/15/12                                              105,300
                                                                                        --------------
                                                                                               318,538
Reinsurance - 0.9%
           100,000   Berkshire Hathaway Finance Corp. 4.600% 05/15/13                          109,041

Restaurants - 0.9%
           100,000   McDonald's Corp. 4.125% 06/01/13                                          108,225

Retail - 0.9%
           100,000   Wal-Mart Stores, Inc. 4.500% 07/01/15                                     113,807

Software/Service - 0.9%
           100,000   Oracle Corp. 3.750% 07/08/14                                              109,077

Telephone - 3.8%
           100,000   AT&T Corp. 7.300% 11/15/11                                                107,129
           135,000   France Telecom 7.750% 03/01/11                                            138,976
           200,000   Verizon Florida LLC 6.125%  01/15/13                                      218,072
                                                                                        --------------
                                                                                               464,177
Tobacco - 7.0%
           250,000   Altria Group, Inc. 9.700% 11/10/18                                        338,910
           500,000   Lorillard Tobacco Co. 6.875% 05/01/20                                     529,790
                                                                                        --------------
                                                                                               868,700

                                                                                        --------------

TOTAL CORPORATE BONDS                                                                       11,771,057
  (COST $10,945,347)(a)


U.S. GOVERNMENT AGENCIES - 2.6%
PRINCIPAL AMOUNT
           250,000   Federal Home Loan Bank 1.750%, 12/14/12                                   256,044
            25,000   Federal Home Loan Bank 5.375%, 06/08/12                                    27,058
            40,000   Federal Farm Credit Bank 5.450%, 06/21/12                                  43,378
                                                                                        --------------


TOTAL U.S. Gov't Agency                                                                        326,480
  (COST $319,901)(a)


MUTUAL FUNDS - 0.3%
PRINCIPAL AMOUNT
            41,217   Fidelity Money Market Portfolio - Class Select                             41,217

                                                                                        --------------
TOTAL MUTUAL FUNDS                                                                              41,217
  (COST $41,217)(a)

                                                                                        --------------















TOTAL INVESTEMENTS - 98.6%                                                                  12,138,754
 (COST $11,306,465)(a)


OTHER ASSETS LESS LIABILITIES - 1.4%                                                           167,905
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                    $12,306,659
                                                                                        ==============




(a) Cost for book and tax purposes is $11,306,465; the aggregate gross unrealized appreciation is $851,984 and the aggregate gross unrealized depreciation is $19,695, resulting in net unrealized appreciation of $832,289.

Various inputs are used in determining the value of the Funds' investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.























The following table summarizes the respective Funds' investments at September 30, 2010, based on the inputs used to value them (in thousands):


                                     INVESTMENTS IN SECURITIES (Unaudited)
Types of Investments               LEVEL 1         LEVEL 2       LEVEL 3   TOTAL


YOUNG INVESTOR FUND -
   Common Stocks                  $ 4,171,360    $          0  $     0   $  4,171,360
   EXchange Traded Funds          $ 4,584,504    $          0  $     0   $  4,584,504
   Money Market Funds             $   638,004    $          0  $     0   $    638,004
                                    ---------      ----------    -----      ---------
FUND TOTAL                        $ 9,393,868    $          0  $     0   $  9,393,868
MID-CAP EQUITY FUND -
   Common Stocks                  $ 4,710,763    $          0  $     0   $  4,710,763
   Exchange Traded Funds          $   100,450    $          0  $     0   $    100,450
   Money Market Funds             $   294,922    $          0  $     0   $    294,922
                                    ---------      ----------    -----      ---------
FUND TOTAL                        $ 5,106,135    $          0  $     0   $  5,106,135
ORION/MONETTA
 INTERMEDIATE BOND FUND -
   Corporate Bonds                $         0    $ 11,771,057  $     0   $ 11,771,057
   U.S. Government and Agency
     Obligations                  $         0    $    326,480  $     0   $    326,480
   Municipal Bonds                $         0    $          0  $     0   $          0
   Exchange Traded Funds          $         0    $          0  $     0   $          0
   Money Market Funds             $    41,217    $          0  $     0   $     41,217
                                    ---------      ----------    -----      ---------
FUND TOTAL                        $    41,217    $ 12,097,537  $     0   $ 12,138,754


























For additional cateogry information for the investments in securities presented above, please refer to each Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 24, 2010
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ MARIA C. DE NICOLO
                         -------------------------------------------------------
                          Maria C. De Nicolo, Principal Financial Officer

Date                      November 24, 2010
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 24, 2010
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  MARIA C. DE NICOLO
                         -------------------------------------------------------
                          Maria C. De Nicolo, Principal Financial Officer

Date                      November 24, 2010
    ----------------------------------------------------------------------------